UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Av. 29th Floor
         New York, NY  10022

13F File Number:  28-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

     Nancy Havens-Hasty     New York, NY     January 28, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $101,728 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMGEN INC                      COM              031162100      651    11276 SH       SOLE                        0    11276        0
CENTENNIAL COMMUNICATIONS CORP CL A NEW         15133V208     5494   681600 SH       SOLE                        0    40380        0
DONNELLEY RR & SONS CO         COM              257867101     3221   237222 SH       SOLE                        0   117315        0
EATON VANCE FLTING RATE INC    COM              278279104      339    42328 SH       SOLE                        0   214300        0
EMC CORP MASS                  COM              268648102     1230   117447 SH       SOLE                        0    11276        0
FOUNDRY NETWORKS INC           COM              35063R950        0    10000 SH  PUT  SOLE                        0    28440        0
GENENTECH INC                  COM NEW          368710406     9178   110700 SH       SOLE                        0    50000        0
GENZYME CORP                   COM              372917104     6523    98287 SH       SOLE                        0   732433        0
HEARST-ARGYLE TELEVISION INC   COM              422317107      176    29000 SH       SOLE                        0   214000        0
HSBC HOLDINGS PLC              SPON ADR NEW     404280406     2305    47353 SH       SOLE                        0   130000        0
JUNIPER NETWORKS INC           COM              48203R104     1474    84190 SH       SOLE                        0     2560        0
LEUCADIA NATL CORP             COM              527288104     2410   121734 SH       SOLE                        0     8690        0
MENTOR CORP MINN               COM              587188103    11444   370000 SH       SOLE                        0   113760        0
MERRILL LYNCH & CO INC         COM              590188108     7878   651000 SH       SOLE                        0     6838        0
NATIONWIDE FINL SVCS INC       CL A             638612101     8360   160000 SH       SOLE                        0   138852        0
OFFICEMAX INC DEL              COM              67622P101      289    37822 SH       SOLE                        0   117447        0
PFIZER INC                     COM              717081103     2459   138852 SH       SOLE                        0   288185        0
PIONEER NAT RES CO             COM              723787107      565    34920 SH       SOLE                        0   237222        0
PUGET ENERGY INC NEW           COM              745310102     2314    84869 SH       SOLE                        0    28440        0
REPUBLIC SVCS INC              COM              760759100      989    39897 SH       SOLE                        0   110000        0
ROHM & HAAS CO                 COM              775371107     7662   124000 SH       SOLE                        0   124000        0
ROHM & HAAS CO                 COM              775371907      927    15000 SH  CALL SOLE                        0   101805        0
SOVEREIGN BANCORP INC          COM              845905108     7599  2550000 SH       SOLE                        0    35004        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      234    31000 SH       SOLE                        0   202236        0
TELLABS INC                    COM              879664100      169    40966 SH       SOLE                        0    47353        0
UST INC                        COM              902911106    12280   177000 SH       SOLE                        0    34920        0
WELLPOINT INC                  COM              94973V107     2897    68772 SH       SOLE                        0   113000        0
WESTERN UN CO                  COM              959802109     2264   157883 SH       SOLE                        0    84190        0
YAHOO INC                      COM              984332106      397    32520 SH       SOLE                        0     3070        0